Operating Financial Information for Reportable Segments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Operating Revenues	$ 31,065	$ 30,279	$ 29,786	$ 29,420	$ 30,045	$ 29,007	$ 28,552	$ 28,242	$ 120,550	$ 115,846	$ 110,875
Cost of services and sales									44,887	46,275	45,875
Selling, general and administrative expense									27,089	39,951	35,624
Depreciation and amortization expense									16,606	16,460	16,496
Total operating expenses									88,582	102,686	97,995
Operating income	12,063	7,128	6,555	6,222	(3,169)	5,483	5,651	5,195	31,968	13,160	12,880
Operating Segments
Segment Reporting Information [Line Items]
Operating Revenues									120,246	115,648	110,836
Cost of services and sales									45,576	46,903	46,244
Selling, general and administrative expense									31,771	30,533	28,686
Depreciation and amortization expense									16,529	16,384	16,420
Total operating expenses									93,876	93,820	91,350
Operating income									26,370	21,828	19,486
Operating Segments | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									81,023	75,868	70,154
Cost of services and sales									23,648	24,490	24,086
Selling, general and administrative expense									23,176	21,650	19,579
Depreciation and amortization expense									8,202	7,960	7,962
Total operating expenses									55,026	54,100	51,627
Operating income									25,997	21,768	18,527
Operating Segments | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									39,223	39,780	40,682
Cost of services and sales									21,928	22,413	22,158
Selling, general and administrative expense									8,595	8,883	9,107
Depreciation and amortization expense									8,327	8,424	8,458
Total operating expenses									38,850	39,720	39,723
Operating income									373	60	959
Operating Segments | Service Revenue Retail Service
Segment Reporting Information [Line Items]
Operating Revenues									66,282	61,383	56,601
Operating Segments | Service Revenue Retail Service | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									66,282	61,383	56,601
Operating Segments | Service Revenue Other Service
Segment Reporting Information [Line Items]
Operating Revenues									2,691	2,290	2,497
Operating Segments | Service Revenue Other Service | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									2,691	2,290	2,497
Operating Segments | Service Revenue
Segment Reporting Information [Line Items]
Operating Revenues									68,973	63,673	59,098
Operating Segments | Service Revenue | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									68,973	63,673	59,098
Operating Segments | Equipment
Segment Reporting Information [Line Items]
Operating Revenues									8,096	8,010	7,446
Operating Segments | Equipment | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									8,096	8,010	7,446
Operating Segments | Other
Segment Reporting Information [Line Items]
Operating Revenues									3,851	4,096	3,517
Operating Segments | Other | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									3,851	4,096	3,517
Operating Segments | Mass Markets Consumer Retail
Segment Reporting Information [Line Items]
Operating Revenues									14,737	14,043	13,605
Operating Segments | Mass Markets Consumer Retail | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									14,737	14,043	13,605
Operating Segments | Mass Markets Small Business
Segment Reporting Information [Line Items]
Operating Revenues									2,587	2,648	2,720
Operating Segments | Mass Markets Small Business | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									2,587	2,648	2,720
Operating Segments | Mass Markets
Segment Reporting Information [Line Items]
Operating Revenues									17,324	16,691	16,325
Operating Segments | Mass Markets | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									17,324	16,691	16,325
Operating Segments | Global Enterprise Strategic Services
Segment Reporting Information [Line Items]
Operating Revenues									8,410	8,052	7,607
Operating Segments | Global Enterprise Strategic Services | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									8,410	8,052	7,607
Operating Segments | Global Enterprise Core
Segment Reporting Information [Line Items]
Operating Revenues									6,267	7,240	8,014
Operating Segments | Global Enterprise Core | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									6,267	7,240	8,014
Operating Segments | Global Enterprise
Segment Reporting Information [Line Items]
Operating Revenues									14,677	15,292	15,621
Operating Segments | Global Enterprise | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									14,677	15,292	15,621
Operating Segments | Global Wholesale
Segment Reporting Information [Line Items]
Operating Revenues									5,703	6,177	6,795
Operating Segments | Global Wholesale | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									5,703	6,177	6,795
Operating Segments | Other
Segment Reporting Information [Line Items]
Operating Revenues									456	508	704
Operating Segments | Other | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									456	508	704
Operating Segments | Intersegment Revenues
Segment Reporting Information [Line Items]
Operating Revenues									(1,166)	(1,201)	(1,330)
Operating Segments | Intersegment Revenues | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									(103)	(89)	(93)
Operating Segments | Intersegment Revenues | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									$ (1,063)	$ (1,112)	$ (1,237)